Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Warrant Activities	The following table sets forth the Company’s warrant activities for the years ended December 31, 2023, 2022 and 2021:
	Number of shares Issuable*	Weight-average exercise price*
Outstanding and exercisable at January 1, 2021	$76,667	$165.0
Granted	1,063,333	240.9
Exercised	(453,333)	159.6
Balance at December 31, 2021	686,667	286.2
Outstanding and exercisable at December 31, 2021	686,667	286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2022	686,667	286.2
Outstanding and exercisable at December 31, 2022	686,667	286.2
Granted	-	-
Exercised	-	-
Balance at December 31, 2023	686,667	286.2
Outstanding and exercisable at December 31, 2023	686,667	286.2
*	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022.